SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate	1.05%	2.43%
Short-term bank credit	$ 7,000	$ 15,857
Restricted cash as collateral for short-term bank	$ 7,000